As filed with the Securities and Exchange Commission on May 18, 2012

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 144	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 143	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 4151 Amon Carter Boulevard MD 2450 Fort Worth, Texas 76155	With copies to: Francine J. Rosenberger, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1601
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus for the American Beacon S&P 500 Index Fund, American Beacon Small Cap Index Fund and American Beacon International Equity Index Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 141 to the Registrant’s registration statement on April 30, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on May 18, 2012.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	May 18, 2012
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	May 18, 2012
Melinda G. Heika

W. Humphrey Bogart*	Trustee	May 18, 2012
W. Humphrey Bogart

Brenda A. Cline*	Trustee	May 18, 2012
Brenda A. Cline

Eugene J. Duffy*	Trustee	May 18, 2012
Eugene J. Duffy

Thomas M. Dunning*	Trustee	May 18, 2012
Thomas M. Dunning

Alan D. Feld*	Trustee	May 18, 2012
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	May 18, 2012
Richard A. Massman

R. Gerald Turner*	Trustee	May 18, 2012
R. Gerald Turner

Paul J. Zucconi*	Trustee	May 18, 2012
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY

I, W. Humphrey Bogart, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ W. Humphrey Bogart
W. Humphrey Bogart, Trustee

POWER OF ATTORNEY

I, Brenda A. Cline, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Brenda A. Cline
Brenda A. Cline, Trustee

POWER OF ATTORNEY

I, Eugene J. Duffy, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Eugene J. Duffy
Eugene J. Duffy, Trustee

POWER OF ATTORNEY

I, Thomas M. Dunning, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Thomas M. Dunning
Thomas M. Dunning, Trustee

POWER OF ATTORNEY

I, Alan D. Feld, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Alan D. Feld
Alan D. Feld, Trustee

POWER OF ATTORNEY

I, Richard A. Massman, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Richard A. Massman
Richard A. Massman, Trustee

POWER OF ATTORNEY

I, R. Gerald Turner, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

R. Gerald Turner
R. Gerald Turner, Trustee

POWER OF ATTORNEY

I, Paul J. Zucconi, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Gene L. Needles, Jr., Rosemary K. Behan, and Melinda G. Heika, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 10th day of May, 2012.

/s/ Paul J. Zucconi
Paul J. Zucconi, Trustee